UNSECURED NOTES PAYABLE (Details) $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Balance	$ 150
Exchange of notes payable and accrued interest for iOx shares	(150)
Balance
I O X [Member]
IfrsStatementLineItems [Line Items]
Balance	150
Exchange of notes payable and accrued interest for iOx shares	(150)
Balance